UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  028-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

  /s/ Daniel Bender     McLean, VA     May 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    74

Form 13F Information Table Value Total:    $71,879 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO CORP                      COM              001084102      793    22120 SH       SOLE                    22120        0        0
ALLEGHENY ENERGY INC           COM              017361106      828    35990 SH       SOLE                    35990        0        0
ALLETE INC                     COM NEW          018522300      848    25320 SH       SOLE                    25320        0        0
AMEREN CORP                    COM              023608102     1335    51190 SH       SOLE                    51190        0        0
AMERICAN ELEC PWR INC          COM              025537101     1077    31520 SH       SOLE                    31520        0        0
AON CORP                       COM              037389103      711    16640 SH       SOLE                    16640        0        0
APPLE INC                      COM              037833100      750     3190 SH       SOLE                     3190        0        0
ATMOS ENERGY CORP              COM              049560105     1086    38000 SH       SOLE                    38000        0        0
AVERY DENNISON CORP            COM              053611109      614    16860 SH       SOLE                    16860        0        0
BAKER MICHAEL CORP             COM              057149106     2594    75240 SH       SOLE                    75240        0        0
BANCORPSOUTH INC               COM              059692103      671    32020 SH       SOLE                    32020        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     1150    37240 SH       SOLE                    37240        0        0
CALGON CARBON CORP             COM              129603106      502   300000 SH  PUT  SOLE                     3000        0        0
CAPITAL ONE FINL CORP          COM              14040h105      700    16910 SH       SOLE                    16910        0        0
CENTERPOINT ENERGY INC         COM              15189t107      914    63680 SH       SOLE                    63680        0        0
CHEVRON CORP NEW               COM              166764100      626     8250 SH       SOLE                     8250        0        0
CLEAN ENERGY FUELS CORP        COM              184499101     1272   334000 SH  CALL SOLE                     3340        0        0
COCA COLA CO                   COM              191216100      618    11240 SH       SOLE                    11240        0        0
COLGATE PALMOLIVE CO           COM              194162103      652     7650 SH       SOLE                     7650        0        0
COMERICA INC                   COM              200340107      680    17880 SH       SOLE                    17880        0        0
COMPANHIA DE BEBIDAS DAS AME   SPONSORED ADR    20441W104     1584    20590 SH       SOLE                    20590        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100      661    18820 SH       SOLE                    18820        0        0
DENTSPLY INTL INC NEW          COM              249030107      677    19400 SH       SOLE                    19400        0        0
DOLAN MEDIA CO                 COM              25659p402     5541   509794 SH       SOLE                   509794        0        0
DOLAN MEDIA CO                 COM              25659P402      238   159000 SH  CALL SOLE                     1590        0        0
DUKE REALTY CORP               COM NEW          264411505      883    71240 SH       SOLE                    71240        0        0
EDISON INTL                    COM              281020107      648    18960 SH       SOLE                    18960        0        0
EXELON CORP                    COM              30161n101      637    14550 SH       SOLE                    14550        0        0
F M C CORP                     COM NEW          302491303      696    11500 SH       SOLE                    11500        0        0
FIRST MERCHANTS CORP           COM              320817109      104    14953 SH       SOLE                    14953        0        0
FIRSTENERGY CORP               COM              337932107     1285    32880 SH       SOLE                    32880        0        0
FLOWSERVE CORP                 COM              34354P105      704     6380 SH       SOLE                     6380        0        0
GOOGLE INC                     CL A             38259p508     1197     2110 SH       SOLE                     2110        0        0
GREAT PLAINS ENERGY INC        COM              391164100      894    48160 SH       SOLE                    48160        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      637    22410 SH       SOLE                    22410        0        0
HRPT PPTYS TR                  COM SH BEN INT   40426w101      655    84180 SH       SOLE                    84180        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      654     5100 SH       SOLE                     5100        0        0
INTERNATIONAL FLAVORS&FRAGRA   COM              459506101      761    15960 SH       SOLE                    15960        0        0
KEYCORP NEW                    COM              493267108     4378   564920 SH       SOLE                   564920        0        0
KILROY RLTY CORP               COM              49427f108      653    21170 SH       SOLE                    21170        0        0
LTC PPTYS INC                  COM              502175102      646    23860 SH       SOLE                    23860        0        0
MACK CALI RLTY CORP            COM              554489104     1208    34270 SH       SOLE                    34270        0        0
MCDONALDS CORP                 COM              580135101      677    10140 SH       SOLE                    10140        0        0
METTLER TOLEDO INTERNATIONAL   COM              592688105      711     6510 SH       SOLE                     6510        0        0
NISOURCE INC                   COM              65473p105      908    57460 SH       SOLE                    57460        0        0
NORTHERN TR CORP               COM              665859104     1126    20370 SH       SOLE                    20370        0        0
NORTHWESTERN CORP              COM NEW          668074305      693    25860 SH       SOLE                    25860        0        0
O REILLY AUTOMOTIVE INC        COM              686091109     1989    47694 SH       SOLE                    47694        0        0
OLD NATL BANCORP IND           COM              680033107      642    53700 SH       SOLE                    53700        0        0
OLD REP INTL CORP              COM              680223104      948    74790 SH       SOLE                    74790        0        0
PALL CORP                      COM              696429307      815    20130 SH       SOLE                    20130        0        0
POTLATCH CORP NEW              COM              737630103      760   661000 SH  PUT  SOLE                     6610        0        0
PPL CORP                       COM              69351t106     1064    38400 SH       SOLE                    38400        0        0
PRINCIPAL FINL GROUP INC       COM              74251v102      740    25350 SH       SOLE                    25350        0        0
PROLOGIS                       SH BEN INT       743410102     1038    78610 SH       SOLE                    78610        0        0
PROVIDENT NEW YORK BANCORP     COM              744028101      622    65590 SH       SOLE                    65590        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106      664    22500 SH       SOLE                    22500        0        0
REGIONS FINANCIAL CORP NEW     COM              7591ep100      753    95970 SH       SOLE                    95970        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      678    36270 SH       SOLE                    36270        0        0
SEALED AIR CORP NEW            COM              81211K100      612    29010 SH       SOLE                    29010        0        0
SELECTIVE INS GROUP INC        COM              816300107      633    38160 SH       SOLE                    38160        0        0
SEMPRA ENERGY                  COM              816851109      856    17150 SH       SOLE                    17150        0        0
SIMMONS 1ST NATL CORP          CL A $1 PAR      828730200      231     8380 SH       SOLE                     8380        0        0
SOLERA HOLDINGS INC            COM              83421a104      701    18140 SH       SOLE                    18140        0        0
STATE STR CORP                 COM              857477103     1023    22655 SH       SOLE                    22655        0        0
STERLING CONSTRUCTION CO INC   COM              859241101     1221    77677 SH       SOLE                    77677        0        0
TD AMERITRADE HLDG CORP        COM              87236y108      698    36600 SH       SOLE                    36600        0        0
TERREMARK WORLDWIDE INC        COM NEW          881448203     2901   413838 SH       SOLE                   413838        0        0
TUPPERWARE BRANDS CORP         COM              899896104      647    13410 SH       SOLE                    13410        0        0
UIL HLDG CORP                  COM              902748102      651    23670 SH       SOLE                    23670        0        0
UNISOURCE ENERGY CORP          COM              909205106      648    20600 SH       SOLE                    20600        0        0
UNITIL CORP                    COM              913259107      441    18950 SH       SOLE                    18950        0        0
VECTREN CORP                   COM              92240g101     1098    44430 SH       SOLE                    44430        0        0
WGL HLDGS INC                  COM              92924f106      928    26790 SH       SOLE                    26790        0        0